Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Provision for Doubtful Debts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Doubtful Debts [Abstract]
As at January 1	$ 37,487	$ 11,215,912
Provision provided in the year		37,487
Reverse due to disposal of subsidiaries	(37,487)	(11,215,912)
Translation adjustment
As at December 31		$ 37,487